Pioneer Global Equity Fund

Schedule of Investments | May 31, 2020

Ticker Symbols: Class A GLOSX Class C GCSLX Class K PGEKX Class R PRGEX Class Y PGSYX

Schedule of Investments | 5/31/20 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 98.7%
	COMMON STOCKS - 98.7% of Net Assets
	Automobiles - 1.0%
47,500	Subaru Corp.	$1,050,226
15,800	Toyota Motor Corp.	991,897
	Total Automobiles	$2,042,123
	Banks - 6.8%
168,080	ABN AMRO Bank NV (144A)	$1,354,221
69,229	Bank of America Corp.	1,669,804
46,705	BNP Paribas S.A.	1,685,326
195,800	Grupo Financiero Banorte S.A.B de CV, Class O	596,760
160,853	KB Financial Group, Inc.	4,441,138
3,404,288	Lloyds Banking Group Plc	1,247,993
352,000	Mitsubishi UFJ Financial Group, Inc.	1,453,407
7,063(a)	SVB Financial Group	1,516,779
	Total Banks	$13,965,428
	Beverages - 1.0%
56,200	Asahi Group Holdings, Ltd.	$2,120,477
	Total Beverages	$2,120,477
	Biotechnology - 2.7%
36,151	AbbVie, Inc.	$3,350,113
3,485(a)	Regeneron Pharmaceuticals, Inc.	2,135,643
	Total Biotechnology	$5,485,756
	Capital Markets - 2.2%
56,546	AllianceBernstein Holding LP	$1,411,954
15,121	Euronext NV (144A)	1,397,675
150,004	UBS Group AG	1,616,878
	Total Capital Markets	$4,426,507
	Chemicals - 1.1%
7,239	LG Chem, Ltd.	$2,295,922
	Total Chemicals	$2,295,922
	Communications Equipment - 0.6%
5,204(a)	Arista Networks, Inc.	$1,214,926
	Total Communications Equipment	$1,214,926
	Construction Materials - 1.9%
121,817	CRH Plc	$3,959,639
	Total Construction Materials	$3,959,639
	Diversified Telecommunication Services - 3.7%
277,913	CenturyLink, Inc.	$2,731,885
82,952	Verizon Communications, Inc.	4,759,786
	Total Diversified Telecommunication Services	$7,491,671
	Electrical Equipment - 3.9%
12,227	Eaton Corp. Plc	$1,038,072
12,651(a)	Generac Holdings, Inc.	1,407,677
138,000	Mitsubishi Electric Corp.	1,820,518
122,777	Prysmian S.p.A.	2,624,435
5,266	Rockwell Automation, Inc.	1,138,299
	Total Electrical Equipment	$8,029,001
	Electronic Equipment, Instruments & Components - 1.9%
8,916	CDW Corp.	$988,873
9,643	Samsung SDI Co., Ltd.	2,810,613
	Total Electronic Equipment, Instruments & Components	$3,799,486
	Financials - 2.2%
8,492	Allianz SE	$1,541,520
86,189	AXA S.A.	1,577,918
36,812	Charles Schwab Corp.	1,321,919
	Total Financials	$4,441,357
	Food & Staples Retailing - 1.3%
55,471	Magnit PJSC (G.D.R.)	$636,082
47,535	Walgreens Boots Alliance, Inc.	2,041,153
	Total Food & Staples Retailing	$2,677,235
	Food Products - 0.9%
78,417	Associated British Foods Plc	$1,768,422
	Total Food Products	$1,768,422
	Health Care - 2.5%
34,143	Johnson & Johnson	$5,078,771
	Total Health Care	$5,078,771
	Health Care Equipment & Supplies - 4.2%
61,070	Medtronic Plc	$6,020,281
20,509	Zimmer Biomet Holdings, Inc.	2,591,107
	Total Health Care Equipment & Supplies	$8,611,388
	Hotels, Restaurants & Leisure - 3.3%
139,956	Compass Group Plc	$2,054,056
39,302	Darden Restaurants, Inc.	3,020,752
96,100	KOMEDA Holdings Co., Ltd.	1,664,745
	Total Hotels, Restaurants & Leisure	$6,739,553
Shares		Value
	Household Durables - 1.1%
76,905	Persimmon Plc	$2,186,359
	Total Household Durables	$2,186,359
	Insurance - 5.8%
404,000	Ping An Insurance Group Co. of China, Ltd., Class H	$4,010,717
57,677	Progressive Corp.	4,480,349
16,721	Willis Towers Watson Plc	3,392,691
	Total Insurance	$11,883,757
	Interactive Media & Services - 8.7%
3,256(a)	Alphabet, Inc.	$4,667,541
3,095(a)	Alphabet, Inc., Class C	4,422,508
32,848(a)	Facebook, Inc.	7,393,756
23,200	Tencent Holdings, Ltd.	1,236,506
	Total Interactive Media & Services	$17,720,311
	Internet & Direct Marketing Retail - 10.2%
154,400(a)	Alibaba Group Holding, Ltd.	$3,980,037
3,755(a)	Amazon.com, Inc.	9,171,099
1,819(a)	Booking Holdings, Inc.	2,982,105
104,069	eBay, Inc.	4,739,302
	Total Internet & Direct Marketing Retail	$20,872,543
	IT Services - 1.8%
69,221	Cognizant Technology Solutions Corp.	$3,668,713
	Total IT Services	$3,668,713
	Machinery - 0.5%
8,910	Caterpillar, Inc.	$1,070,358
	Total Machinery	$1,070,358
	Metals & Mining - 1.0%
38,201	Rio Tinto Plc	$2,044,373
	Total Metals & Mining	$2,044,373
	Multi-Utilities - 0.9%
106,427	CenterPoint Energy, Inc.	$1,892,272
	Total Multi-Utilities	$1,892,272
	Oil, Gas & Consumable Fuels - 2.6%
13,599	Lukoil PJSC (A.D.R.)	$1,023,869
10,845	Marathon Petroleum Corp.	381,093
745,329	Rosneft Oil Co. PJSC (G.D.R.)	3,910,971
	Total Oil, Gas & Consumable Fuels	$5,315,933
	Pharmaceuticals - 5.2%
17,400	Eisai Co., Ltd.	$1,364,747
62,900	KDDI Corp.	1,832,639
24,517	Novartis AG	2,126,032
41,847	Pfizer, Inc.	1,598,137
10,844	Roche Holding AG	3,765,386
	Total Pharmaceuticals	$10,686,941
	Real Estate Management & Development - 0.4%
266,716	Vinhomes JSC (144A)	$ 876,245
	Total Real Estate Management & Development	$ 876,245
	Road & Rail - 1.1%
14,831	Kansas City Southern	$2,232,362
	Total Road & Rail	$2,232,362
	Semiconductors & Semiconductor Equipment - 3.3%
55,700	Intel Corp.	$3,505,201
67,702(a)	Micron Technology, Inc.	3,243,603
	Total Semiconductors & Semiconductor Equipment	$6,748,804
	Software - 6.1%
55,340	Microsoft Corp.	$10,141,055
44,382	Oracle Corp.	2,386,420
	Total Software	$12,527,475
	Specialty Retail - 0.3%
12,757	TJX Cos., Inc.	$ 673,059
	Total Specialty Retail	$ 673,059
	Technology Hardware, Storage & Peripherals - 5.1%
22,704	Apple, Inc.	$7,218,510
78,471	Samsung Electronics Co., Ltd.	3,228,194
	Total Technology Hardware, Storage & Peripherals	$10,446,704
	Textiles, Apparel & Luxury Goods - 0.3%
16,282	Moncler S.p.A.	$ 608,304
	Total Textiles, Apparel & Luxury Goods	$ 608,304
	Trading Companies & Distributors - 0.9%
5,406	Ferguson Plc	$ 426,326
9,349(a)	United Rentals, Inc.	1,298,483
	Total Trading Companies & Distributors	$1,724,809
	Wireless Telecommunication Services - 2.2%
84,643	Unilever NV	$4,384,210
	Total Wireless Telecommunication Services	$4,384,210
	TOTAL COMMON STOCKS
	(Cost $188,617,764)	$201,711,194
		Value
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 98.7%
	(Cost $188,617,764) (b)	$201,711,194
	OTHER ASSETS AND LIABILITIES - 1.3%	$2,640,474
	NET ASSETS - 100.0%	$204,351,668

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At May 31, 2020, the value of these securities amounted to $3,628,141, or 1.8% of net assets.

(A.D.R.)	American Depositary Receipts.
(G.D.R.)	Global Depositary Receipts.

(a)	Non-income producing security.

(b)	Distribution of investments by country of domicile (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

	United States	56.8%
	United Kingdom	8.7
	South Korea	6.3
	Japan	6.1
	Ireland	4.9
	China	4.6
	Switzerland	3.7
	Russia	2.8
	France	1.6
	Italy	1.6
	Netherlands	1.4
	Other (individually less than 1%)	1.5
		100.0%

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,075,000	CNH	(36,436,064)	Goldman Sachs International	10/30/20	$22,377
KRW	7,351,859,937	USD	(6,055,898)	JPMorgan Chase Bank NA	8/24/20	(107,270)
USD	6,106,196	KRW	(7,351,859,937)	JPMorgan Chase Bank NA	8/24/20	157,568
CNH	42,129,125	USD	(5,935,739)	State Street Bank & Trust Co.	8/24/20	(77,216)
USD	5,959,174	CNH	(42,129,125)	State Street Bank & Trust Co.	8/24/20	100,651
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$96,110

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

CNH	-	China Yuan
KRW	-	Korean Won

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of May 31, 2020, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks
Automobiles	$–	$2,042,123	$–	$2,042,123
Banks	3,186,583	10,778,845	–	13,965,428
Beverages	–	2,120,477	–	2,120,477
Capital Markets	1,411,954	3,014,553	–	4,426,507
Chemicals	–	2,295,922	–	2,295,922
Construction Materials	–	3,959,639	–	3,959,639
Electrical Equipment	3,584,048	4,444,953	–	8,029,001
Electronic Equipment, Instruments & Components	988,873	2,810,613	–	3,799,486
Financials	1,321,919	3,119,438	–	4,441,357
Food & Staples Retailing	2,041,153	636,082	–	2,677,235
Food Products	–	1,768,422	–	1,768,422
Hotels, Restaurants & Leisure	3,020,752	3,718,801	–	6,739,553
Household Durables	–	2,186,359	–	2,186,359
Insurance	7,873,040	4,010,717	–	11,883,757
Interactive Media & Services	16,483,805	1,236,506	–	17,720,311
Internet & Direct Marketing Retail	16,892,506	3,980,037	–	20,872,543
Metals & Mining	–	2,044,373	–	2,044,373
Oil, Gas & Consumable Fuels	1,404,962	3,910,971	–	5,315,933
Pharmaceuticals	1,598,137	9,088,804	–	10,686,941
Real Estate Management & Development	–	876,245	–	876,245
Technology Hardware, Storage & Peripherals	7,218,510	3,228,194	–	10,446,704
Textiles, Apparel & Luxury Goods	–	608,304	–	608,304
Trading Companies & Distributors	1,298,483	426,326	–	1,724,809
Wireless Telecommunication Services	–	4,384,210	–	4,384,210
All Other Common Stocks	56,695,555	–	–	56,695,555
Total Investments in Securities	$125,020,280	$76,690,914	$–	$201,711,194
Other Financial Instruments
Net unrealized appreciation on forward foreign currency exchange contracts	$–	$96,110	$–	$96,110
Total Other Financial Instruments	$–	$96,110	$–	$96,110

During the nine months ended May 31, 2020, there were no transfers between Levels 1, 2 and 3.